Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 37	$ 37
Accumulated depreciation and impairment	(25)	(20)
Total property and equipment, net	12	17
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	10	10
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	12	12
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 15	$ 15